Deferred revenue (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Deferred revenue
Balance at the beginning of the year	¥ 40,942	$ 6,034	¥ 620,000
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(40,942)	(6,034)	(620,000)
Increase in contract liabilities from billings in advance of performance obligation under contracts	625,320	92,161	40,942
Balance at the end of the year	¥ 625,320	$ 92,161	¥ 40,942